Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Trade And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized, Financial assets	$ 90,761	$ 90,062
Gross amounts offset, Financial assets	(2,047)	(7,121)
Net amount presented, Financial assets	88,714	82,941
Trade And Other Payables [Member]
Statement [Line Items]
Gross amounts recognized, Financial liabilities	59,325	60,699
Gross amounts offset, Financial liabilities	(2,047)	(7,121)
Net amount presented, Financial liabilities	$ 57,278	$ 53,578